SUPPLEMENT TO THE
FIDELITY ADVISOR FOCUS FUNDSSM
CLASS A, CLASS T, CLASS B, AND CLASS C
SEPTEMBER 28, 1998 PROSPECTUS

The following information found in "Expenses" on page P-4 is no longer applicable.

                            Class A    Class T    Class B    Class C

Annual account maintenance  $12.00     $12.00     $12.00     $12.00
fee (for accounts under
$2,500)


The following information replaces similar information for CONSUMER INDUSTRIES, CYCLICAL INDUSTRIES, NATURAL RESOURCES, TECHNOLOGY, and UTILITIES GROWTH found in "Expenses" on page P-5.


                      Operating Expenses            Class A  Class T  Class B  Class C

CONSUMER INDUSTRIES   Management fee                 0.59%    0.59%    0.59%    0.59%[A]

CONSUMER INDUSTRIES   12b-1 fee (including 0.25%     0.25%    0.50%    1.00%    1.00%
                      Shareholder Service Fee for
                      Class B and Class C shares)

                      Other expenses (after          0.66%    0.66%    0.66%    0.66%[A]
                      reimbursement Class A, Class
                      T, Class B, and Class C)

                      Total operating expenses       1.50%    1.75%    2.25%    2.25%

CYCLICAL INDUSTRIES   Management fee                 0.59%    0.59%    0.59%    0.59%[A]

CYCLICAL INDUSTRIES   12b-1 fee (including 0.25%     0.25%    0.50%    1.00%    1.00%
                      Shareholder Service Fee for
                      Class B and Class C shares)

                      Other expenses (after          0.66%    0.66%    0.66%    0.66%[A]
                      reimbursement Class A, Class
                      T, Class B, and Class C)

                      Total operating expenses       1.50%    1.75%    2.25%    2.25%

NATURAL RESOURCES     Management fee                 0.59%    0.59%    0.59%    0.59%[A]

NATURAL RESOURCES     12b-1 fee (including 0.25%     0.25%    0.50%    1.00%    1.00%
                      Shareholder Service Fee for
                      Class B and Class C shares)

                      Other expenses (after          0.50%    0.35%    0.39%    0.66%[A]
                      reimbursement Class C)

                      Total operating expenses       1.34%    1.44%    1.98%    2.25%

TECHNOLOGY            Management fee                 0.59%    0.59%    0.59%    0.59%[A]

TECHNOLOGY            12b-1 fee (including 0.25%     0.25%    0.50%    1.00%    1.00%
                      Shareholder Service Fee for
                      Class B and Class C shares)

                      Other expenses (after          0.55%    0.51%    0.62%    0.66%[A]
                      reimbursement Class C)

                      Total operating expenses       1.39%    1.60%    2.21%    2.25%

UTILITIES GROWTH      Management fee                 0.59%    0.59%    0.59%    0.59%[A]

UTILITIES GROWTH      12b-1 fee (including 0.25%     0.25%    0.50%    1.00%    1.00%
                      Shareholder Service Fee for
                      Class B and Class C shares)

                      Other expenses (after          0.66%    0.66%    0.66%    0.66%[A]
                      reimbursement Class A, Class
                      T, Class B, and Class C)

                      Total operating expenses       1.50%    1.75%    2.25%    2.25%



[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.

The following information replaces similar information found in "Expenses" on page P-6.

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses presented in the preceding table would have been:

                     Class A  Class T  Class B  Class C

Consumer Industries   1.48%   1.73%    2.23%    *

Cyclical Industries    n/a      n/a      n/a    *

Financial Services    1.30%    1.50%    2.04%   *

Health Care           1.36%    1.52%    2.12%   *

Natural Resources     1.30%    1.40%    1.94%   *

Technology            1.35%    1.56%    2.18%   *

Utilities Growth      1.47%    1.71%    2.22%   *


* IMPACT OF CREDITS NOT APPLIED TO FIRST YEAR ESTIMATED EXPENSES.

The following information replaces similar information found in "Expenses" on page P-6.

EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or (2) no redemption at the end of each time period. Total expenses shown below include your shareholder transaction expenses, such as the maximum front-end sales charge or CDSC, as applicable, and a class's annual operating expenses.


                                   Full Redemption                                No Redemption

                                   Class A          Class T  Class B    Class C   Class B        Class C

CONSUMER INDUSTRIES   1 year        $ 72             $ 52     $ 73[A]    $ 33[A]   $ 23           $ 23

CONSUMER INDUSTRIES   3 years       $ 102            $ 88     $ 100[A]   $ 70      $ 70           $ 70

                      5 years       $ 135            $ 127    $ 141[A]   $ 120     $ 120          $ 120

                      10 years[B]   $ 226            $ 234    $ 231      $ 258     $ 231          $ 258

CYCLICAL INDUSTRIES   1 year        $ 72             $ 52     $ 73[A]    $ 33[A]   $ 23           $ 23

CYCLICAL INDUSTRIES   3 years       $ 102            $ 88     $ 100[A]   $ 70      $ 70           $ 70

                      5 years       $ 135            $ 127    $ 141[A]   $ 120     $ 120          $ 120

                      10 years[B]   $ 226            $ 234    $ 231      $ 258     $ 231          $ 258

FINANCIAL SERVICES    1 year        $ 70             $ 50     $ 71[A]    $ 31[A]   $ 21           $ 21

FINANCIAL SERVICES    3 years       $ 97             $ 81     $ 95[A]    $ 65      $ 65           $ 65

                      5 years       $ 126            $ 115    $ 131[A]   $ 112     $ 111          $ 112

                      10 years[B]   $ 207            $ 210    $ 211      $ 242     $ 211          $ 242

HEALTH CARE           1 year        $ 71             $ 50     $ 72[A]    $ 32[A]   $ 22           $ 22

                      3 years       $ 99             $ 82     $ 97[A]    $ 68      $ 67           $ 68

                      5 years       $ 129            $ 116    $ 134[A]   $117      $ 114          $ 117

                      10 years[B]   $ 214            $ 212    $ 218      $ 251     $ 218          $ 251

NATURAL RESOURCES     1 year        $ 70             $ 49     $ 70[A]    $ 33[A]   $ 20           $ 23

                      3 years       $ 98             $ 79     $ 92[A]    $ 70      $ 62           $ 70

                      5 years       $ 127            $ 111    $ 127[A]   $120      $ 107          $ 120

                      10 years[B]   $ 209            $ 201    $ 206      $ 258     $ 206          $ 258

TECHNOLOGY            1 year        $ 71             $ 51     $ 72[A]    $ 33[A]   $ 22           $ 23

TECHNOLOGY            3 years       $ 99             $ 84     $ 99[A]    $ 70      $ 69           $ 70

                      5 years       $ 129            $ 119    $ 138[A]   $ 120     $ 118          $ 120

                      10 years[B]   $ 215            $ 218    $ 224      $ 258     $ 224          $ 258

UTILITIES GROWTH      1 year        $ 72             $ 52     $ 73[A]    $ 33[A]   $ 23           $ 23

UTILITIES GROWTH      3 years       $ 102            $ 88     $ 100[A]   $ 70      $ 70           $ 70

                      5 years       $ 135            $ 127    $ 141[A]   $ 120     $ 120          $ 120

                      10 years[B]   $ 226            $ 234    $ 231      $ 258     $ 231          $ 258



[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.

[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER
SEVEN YEARS.

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY.

The following information replaces similar information found in "Expenses" on page P-7.

FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:


                     Class A  Effective Date    Class T  Effective Date    Class B  Effective Date    Class C

Consumer Industries   1.50%   12/1/98            1.75%   12/1/98            2.25%   12/1/98            2.25%

Cyclical Industries   1.50%   12/1/98            1.75%   12/1/98            2.25%   12/1/98            2.25%

Financial Services    1.50%   12/1/98            1.75%   12/1/98            2.25%   12/1/98            2.25%

Health Care           1.50%   12/1/98            1.75%   12/1/98            2.25%   12/1/98            2.25%

Natural Resources     1.50%   12/1/98            1.75%   12/1/98            2.25%   12/1/98            2.25%

Technology            1.50%   12/1/98            1.75%   12/1/98            2.25%   12/1/98            2.25%

Utilities Growth      1.50%   12/1/98            1.75%   12/1/98            2.25%   12/1/98            2.25%




                     Effective Date

Consumer Industries  12/1/98

Cyclical Industries  12/1/98

Financial Services   12/1/98

Health Care          12/1/98

Natural Resources    12/1/98

Technology           12/1/98

Utilities Growth     12/1/98


If these agreements were not in effect, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:


                      Other Expenses                                              Total Operating Expenses

                      Class A             Class T      Class B      Class C[A]    Class A                      Class T

Consumer Industries    1.62%               1.12%        1.87%        2.80%         2.46%                        2.21%

Cyclical Industries    4.56%               2.91%        5.85%        14.42%        5.40%                        4.00%

Natural Resources     *                   *            *             1.15%        *                            *

Technology            *                   *            *             0.84%        *                            *

Utilities Growth       1.34%               0.85%        1.04%        1.52%         2.18%                        1.94%





                      Total Operating Expenses

                      Class B      Class C[A]

Consumer Industries    3.46%        4.39%

Cyclical Industries    7.44%        16.01%

Natural Resources     *             2.74%

Technology            *             2.43%

Utilities Growth       2.63%        3.11%



[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.

* TOTAL OPERATING EXPENSES WERE LESS THAN THE VOLUNTARY EXPENSE CAPS IN EFFECT DURING THE FISCAL YEAR ENDED 1998.

EFFECTIVE SEPTEMBER 1, 1999, the following information replaces similar information found in the "Charter" section under "FMR and Its Affiliates" on page P-25.

Scott Offen is manager of Advisor Natural Resources, which he has managed since September 1999. He also manages other Fidelity funds. Since joining Fidelity in 1985, Mr. Offen has worked as a research analyst and portfolio manager.

John Porter is manager of Advisor Consumer Industries, which he has managed since September 1999. He also manages another Fidelity fund. Mr. Porter joined Fidelity as an analyst in 1995, after receiving his MBA from the University of Chicago.

The following information replaces similar information found in the "Charter" section under "FMR and Its Affiliates" on page P-25.

Ramin Arani is an analyst and manager of Advisor Health Care, which he has managed since August 1999. He also manages other Fidelity funds. Mr. Arani joined Fidelity as a research associate in 1992.

Peter Saperstone is manager of Advisor Utilities Growth, which he has managed since October 1998. He also manages other Fidelity funds. Mr. Saperstone joined Fidelity in 1995 and has worked as an analyst and manager.

The following information replaces similar information found under the heading "Other Expenses" in the "Breakdown of Expenses" section on page P-31.

For purchases of Class C shares made for an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gains distributions, during the first year of investment and thereafter, up to the full amount of the Class C distribution fee and Class C service fee paid by such shares may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares and for providing personal service to and/or maintenance of Class C shareholder accounts.

The following information replaces similar information found in "How to Buy Shares" on page P-33.

MINIMUM INVESTMENTS

TO OPEN AN ACCOUNT                                $2,500

For certain Fidelity Advisor retirement accounts* $500

Through regular investment plans**                $100

TO ADD TO AN ACCOUNT                              $100

MINIMUM BALANCE                                   $1,000

For certain Fidelity Advisor retirement accounts* None

* THESE LOWER MINIMUMS APPLY TO FIDELITY ADVISOR TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.

** AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $100, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS
OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE P-36.

The following information replaces similar information found in "How to Buy Shares" on page P-33.

PURCHASE AMOUNTS OF MORE THAN $1 MILLION WILL NOT BE ACCEPTED FOR
CLASS C SHARES. THIS LIMIT DOES NOT APPLY TO PURCHASES OF CLASS C
SHARES MADE BY AN EMPLOYEE BENEFIT PLAN, 403(B) PROGRAM OR PLAN
COVERING A SOLE-PROPRIETOR (FORMERLY KEOGH/H.R. 10 PLAN).

The following information replaces similar information found in "Investor Services" on page P-37.

REGULAR INVESTMENT PLANS

FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND

MINIMUM
INITIAL
$100


The following information replaces the second paragraph found under the heading "Finder's Fee" in the "Transaction Details" section on page P-39.

Except as provided below, any assets on which a finder's fee has been paid will bear a CDSC (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of the Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class A or Class T CDSC shares that have been held for the longest period of time.

The following information replaces the fourth paragraph found under the heading "Finder's Fee" in the "Transaction Details" section on page P-39.

The Class A or Class T CDSC does not apply to the redemption of shares:

1. Held by insurance company separate accounts;

2. From employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs for plan loans or distributions or exchanges to non-Advisor fund investment options; or

3. From Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs and plans covering a sole proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) for disability, payment of death benefits, or minimum required distributions starting at age 701/2.

Your investment professional should advise Fidelity at the time your redemption order is placed if you qualify for a waiver of the Class A or Class T CDSC.

The following information replaces similar found under the heading "Contingent Deferred Sales Charge" in the "Transaction Details" section on page P-40.

Except as provided below, investment professionals with whom FDC has agreements receive as compensation from FDC, at the time of sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

The following information found in "Transaction Details" on page P-41 is no longer applicable.

FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.

The following information replaces similar information found in "Exchange Restrictions" on page P-41.

As a shareholder, you have the privilege of exchanging Class A, Class T, Class B, or Class C shares of a fund for the same class of shares of other Fidelity Advisor funds at NAV; Class A or Class T shares for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund; Class B shares for Advisor B Class shares of Treasury Fund; and Class C shares for Advisor C Class shares of Treasury Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund. However, you should note the following:

The following information replaces similar information found in "Sales Charge Reductions and Waivers" beginning on page P-42.

A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A
SHARES:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program with at least $25 million or more in plan assets;

2. Purchased for an employee benefit plan(except a SIMPLE IRA, SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an insurance company separate account used to fund annuity contracts;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection do not qualify for this waiver;

4. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an investment professional sponsored program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;

5. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)), 403(b) programs and accounts managed by third parties do not qualify for this waiver;

6. Purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

7. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

8. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect
by Nationwide program   ;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of
investment professionals having agreements with FDC   ; or

   10. Purchased by the Fidelity Investments Charitable Gift Fund.

A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS T
SHARES:

1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or 403(b) programs;

2. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;

3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee;

4. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

9. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;

10. Purchased by a charitable organization (as defined for purposes of
Section 501(c)(3) of the Internal Revenue Code,    but excluding the
Fidelity Investments Charitable Gift Fund)     investing $100,000 or
more;

11. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;

12. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

13. Purchased with distributions of income, principal, and capital
gains from Fidelity Defined Trusts   ; or

   14. Purchased by the Fidelity Investments Charitable Gift Fund.

You must notify FDC in advance if you qualify for a front-end sales charge waiver.

If you are investing through an insurance company separate account, if you are investing through a trust department, if you are investing through an account managed by a broker-dealer, or if you have authorized an investment adviser to make investment decisions for you, you may qualify to purchase Class A shares without a sales charge (as described in (2), (3), (4), (5), (6), and (7) on the previous page and above), Class T shares without a sales charge (as described in (1),
(2), (3) and (4) at left), or Institutional Class shares. Because Institutional Class shares have no sales charge, and do not pay a 12b-1 fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, Class B, and Class C shares. Contact your investment professional to discuss if you qualify.

THE CDSC ON CLASS B AND CLASS C SHARES MAY BE WAIVED:

1. In cases of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability;

2. In connection with a total or partial redemption of shares from retirement plans or accounts (other than of shares purchased on or after February 11, 1999 for Traditional IRAs, Roth IRAs and Rollover
IRAs) at age 701/2, which are permitted without penalty pursuant to the Internal Revenue Code;

3. In connection with the redemption of shares purchased on or after February 11, 1999, from Traditional IRAs, Roth IRAs and Rollover IRAs for disability, payment of death benefits, or minimum required distributions starting at age 701/2;

4. In connection with redemptions through the Fidelity Advisor
Systematic Withdrawal Program; or

5. (APPLICABLE TO CLASS C ONLY) In connection with any redemptions from an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

Your investment professional should advise Fidelity at the time your redemption order is placed if you qualify for a waiver of the Class B or Class C CDSC.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.



SUPPLEMENT TO THE
FIDELITY ADVISOR FOCUS FUNDSSM
CLASS A, CLASS T, CLASS B, CLASS C, AND INSTITUTIONAL CLASS
SEPTEMBER 28, 1998
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF CONSUMER INDUSTRIES FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF CYCLICAL INDUSTRIES FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 3.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF HEALTH CARE FUND" IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 4.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF NATURAL RESOURCES FUND" IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 5.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF TECHNOLOGY FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 6.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF UTILITIES GROWTH FUND" IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 8.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF FINANCIAL SERVICES FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 9.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN
"ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION" BEGINNING
ON PAGE 44.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gains or in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class A's and Class T's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:

CLASS A SHARES ONLY

1. to shares purchased for an employee benefit plan (as defined in the Employee Retirement Income Security Act) (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program with at least $25 million or more in plan assets;

2. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an insurance company separate account used to fund annuity contracts;

3. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trusts department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection do not qualify for this waiver;

4. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an investment professional sponsored program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;

5. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)), 403(b) programs and accounts managed by third parties do not qualify for this waiver;

6. to shares purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

7. to shares purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

8. to shares purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

9. to shares purchased by a bank trust officer, registered
representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with
FDC   ; or

10. to shares purchased by    the Fidelity Investments Charitable Gift
Fund.

A sales load waiver form must accompany these transactions.

CLASS T SHARES ONLY

1. to shares purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or 403(b) programs;

2. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;

3. to shares purchased by a broker-dealer for a managed account that is charged an asset-based fee;

4. to shares purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;

5. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program;

6. to shares purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds or (ii) an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

7. to shares purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

8. to shares purchased with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end or contingent deferred sales charge;

9. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

10. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, but excluding the Fidelity Investments Charitable Gift Fund) investing $100,000 or more;

11. to shares purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;

12. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue
Code);

13. to shares purchased with distributions of income, principal, and
capital gains from Fidelity Defined Trusts   ; or

   14. to shares purchased by the Fidelity Investments Charitable Gift
Fund.

A sales load waiver form must accompany these transactions.

CLASS B AND CLASS C SHARES ONLY

The contingent deferred sales charge (CDSC) on Class B and Class C shares may be waived (1) in the case of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability; (2) in connection with a total or partial redemption of shares from retirement plans or accounts (other than of shares purchased on or after February 11, 1999 for Traditional IRAs, Roth IRAs and Rollover IRAs) at age 70 1/2, which are permitted without penalty pursuant to the Internal Revenue Code; (3) in connection with the redemption of shares purchased on or after February 11, 1999, from Traditional IRAs, Roth IRAs and Rollover IRAs for disability, payment of death benefits, or minimum required distributions starting at age 70 1/2; (4) in connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program; or (5) APPLICABLE TO CLASS C ONLY: in connection with any redemptions from an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

A sales load waiver form must accompany these transactions.

INSTITUTIONAL CLASS SHARES ONLY

Institutional Class shares are offered to:

1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans, 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) must have at least $50 million in plan assets;

2. Registered investment advisor managed account programs, provided the registered investment advisor is not part of an organization primarily engaged in the brokerage business and the program (i) charges an asset-based fee, and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, accounts other than an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly a Keogh/H.R. 10 plan) in the programs must be managed on a discretionary basis;

3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;

4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds;

5. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or FIL or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee; and

6. Insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Insurance company programs for employee benefit plans, 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) include such programs offered by a broker-dealer affiliate of an insurance company, provided that the affiliate is not part of an organization primarily engaged in the brokerage business.

For purchases made by managed account programs, insurance company separate accounts or insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans), FDC reserves the right to waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds.

FOR CLASS A AND CLASS T SHARES ONLY

FINDER'S FEE. For all funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or
(iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Except as provided below, Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) past $25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) past $1 million; a trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent"; and an incremental load waived trade toward an investor's $1 million "Letter of Intent." Except as provided below, Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."

For the purpose of determining the availability of Class A or Class T
finder's fees, purchases of Class A or Class T shares made    (i)
    with the proceeds from the redemption of shares of any Fidelity fund or (ii) by the Fidelity Investments Charitable Gift Fund, will not be considered "eligible purchases."

Except as provided below, any assets on which a finder's fee has been paid will bear a contingent deferred sales charge (Class A or Class T
CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor Funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of the Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class A or Class T shares that have been held for the longest period of time.

Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.

The Class A or Class T CDSC does not apply to the redemption of shares:

1. Held by insurance company separate accounts;

2. From employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs for plan loans or distributions or exchanges to non-Advisor fund investment options; or

3. From Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs and plans covering a sole proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) for disability, payment of death benefits, or minimum required distributions starting at age 70 1/2.

Your investment professional should advise Fidelity at the time your redemption order is placed if you qualify for a waiver of the Class A or Class T CDSC.

Investment professionals must notify FDC in advance of a purchase eligible for a finder's fee, and may be required to enter into an agreement with FDC in order to receive the finder's fee.

THE FOLLOWING INFORMATION REPLACES THE SECOND PARAGRAPH FOUND UNDER THE HEADING "QUANTITY DISCOUNTS" IN THE "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION" SECTION ON PAGE 46.

For purposes of qualifying for a reduction in front-end sales charges under the Combined Purchase, Rights of Accumulation or Letter of Intent programs, the following may qualify as an individual or a "company" as defined in Section 2(a)(8) of the 1940 Act: an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or a parent-subsidiary group of employee benefit plans (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations as defined under Section 501(c)(3) of the Internal Revenue Code.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN
"TRUSTEES AND OFFICERS" BEGINNING ON PAGE 49.

*EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. Abigail Johnson, Member of the Advisory Board of Fidelity Advisor Series VII, is Mr. Johnson's daughter.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended July 31, 1998, or calendar year ended December 31, 1997, as applicable.

COMPENSATION TABLE

Aggregate Compensation from a  Edward C. Johnson 3d**  Abigail P. Johnson**  J. Gary  Burkhead**  Ralph F. Cox
Fund

Consumer IndustriesB           $ 0                     $ 0                   $ 0                  $ 6

Cyclical IndustriesB           $ 0                     $ 0                   $ 0                  $ 2

Financial ServicesB            $ 0                     $ 0                   $ 0                  $ 43

Health CareB                   $ 0                     $ 0                   $ 0                  $ 39

Natural ResourcesB             $ 0                     $ 0                   $ 0                  $ 216

TechnologyB                    $ 0                     $ 0                   $ 0                  $ 38

Utilities GrowthB              $ 0                     $ 0                   $ 0                  $ 8

TOTAL COMPENSATION FROM THE    $ 0                     $ 0                   $ 0                  $ 214,500
FUND COMPLEX*,A



COMPENSATION TABLE

Aggregate Compensation
from a                        Phyllis Burke Davis  Robert  M. Gates***  E. Bradley Jones  Donald J. Kirk  Peter S. Lynch**
Fund

Consumer IndustriesB          $ 6                  $ 5                  $ 6               $ 6             $ 0

Cyclical IndustriesB          $ 2                  $ 2                  $ 2               $ 2             $ 0

Financial ServicesB           $ 43                 $ 42                 $ 44              $ 44            $ 0

Health CareB                  $ 39                 $ 38                 $ 40              $ 40            $ 0

Natural ResourcesB            $ 216                $ 219                $ 217             $ 217           $ 0

TechnologyB                   $ 38                 $ 37                 $ 39              $ 39            $ 0

Utilities GrowthB             $ 8                  $ 8                  $ 8               $ 8             $ 0

TOTAL COMPENSATION FROM THE   $ 210,000            $ 176,000            $ 211,500         $ 211,500       $ 0
FUND COMPLEX*,A



COMPENSATION TABLE

Aggregate
Compensation from a     William O. McCoy ****  Gerald  C. McDonough  Marvin L. Mann  Robert C. Pozen**  Thomas R. Williams
Fund

Consumer IndustriesB    $ 5                    $ 7                   $ 6             $ 0                $ 6

Cyclical IndustriesB    $ 2                    $ 2                   $ 2             $ 0                $ 2

Financial ServicesB     $ 42                   $ 54                  $ 43            $ 0                $ 44

Health CareB            $ 38                   $ 49                  $ 39            $ 0                $ 40

Natural ResourcesB      $ 219                  $ 269                 $ 214           $ 0                $ 217

TechnologyB             $ 37                   $ 48                  $ 38            $ 0                $ 39

Utilities GrowthB       $ 8                    $ 10                  $ 8             $ 0                $ 8

TOTAL COMPENSATION
FROM THE                $ 214,500              $ 264,500             $ 214,500       $ 0                $ 214,500
FUND COMPLEX*,A


* Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.

** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

*** Mr. Gates was elected to the Board of Trustees of Fidelity Advisor Series VII on September 17, 1997.

**** Mr. McCoy was elected to the Board of Trustees of Fidelity
Advisor Series VII on September 17, 1997.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.

B Compensation figures include cash.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN
"TRUSTEES AND OFFICERS" ON PAGE 49.

ABIGAIL P. JOHNSON (37), Member of the Advisory Board of Fidelity Advisor Series VII (1999), is Vice President of certain Equity Funds
(1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

THE FOLLOWING INFORMATION REPLACES THE FIFTH PARAGRAPH FOUND IN THE "DISTRIBUTION AND SERVICE PLANS" SECTION ON PAGE 57.

Currently and except as provided below, for the first year of investment, the full amount of distribution fees paid by Class C is retained by FDC as compensation for its services and expenses in connection with the distribution of Class C shares, and the full amount of service fees paid by Class C is retained by FDC for providing personal service to and/or maintenance of Class C shareholder accounts. Normally, after the first year of investment, up to the full amount of distribution fees paid by Class C may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares, and up to the full amount of service fees paid by Class C may be reallowed to investment professionals for providing personal service to and/or maintenance of Class C shareholder accounts. For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gain distributions, during the first year of investment and thereafter, up to the full amount of distribution fees and service fees paid by such Class C shares may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares and for providing personal service to and/or maintenance of Class C shareholder accounts.

THE FOLLOWING INFORMATION FOUND IN "CONTRACTS WITH FMR AFFILIATES" ON PAGE 59 IS NO LONGER APPLICABLE.

FIIOC also collects small account fees from certain accounts with balances of less than $2,500.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER "AUDITOR" IN THE "DESCRIPTION OF THE TRUST" SECTION ON PAGE 62.

AUDITOR. PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts served as independent accountant for each fund for the most recent fiscal period. The auditor examined financial statements for the funds and provided other audit, tax, and related services.

Effective February 18, 1999, Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts serves as independent accountant for each fund for the next fiscal period. The auditor examines financial statements for the funds and provides other audit, tax, and related services.